NET TRADING AND INVESTMENT INCOME	12 Months Ended
Dec. 31, 2017
Net Trading And Investment Income
NET TRADING AND INVESTMENT INCOME

NOTE 25 NET TRADING AND INVESTMENT INCOME

This item includes the amount of adjustments for variation of financial instruments, except those attributable to interest accrued by applying the effective interest rate method of value adjustments of assets, as well as the results obtained in the sale of such assets.

Trading and investment income recognized on the Consolidated Statements of Income for the years ended December 31, 2017, 2016 and 2015 was as follows:

	2017	2016	2015
	MCh$	MCh$	MCh$
Trading instruments (securities)	43,323	40,893	1,762
Trading instruments (derivatives) (1)	(63,992)	44,499	(47,769)
Other financial investments at fair value with effect on profit or loss	15,121	18,863	11,416
Financial investments available-for-sale realized gain (loss) (*)	13,641	7,998	1,409
Other	175	699	—
Total	8,268	112,952	(33,182)

(*) Results generated by instruments available for sale mainly composed by the following:

· Fair value adjustments recognized in the results. This includes transfers to results, generated on exercise, of the fair value adjustments by selling of those instruments available for sale.

· Results generated from sales and / or liquidation, corresponding to the difference between the value obtained as compensation and the fair value of the instruments transferred.

(1) The gains (losses) on trading instruments (derivatives) as of December 31, 2017, 2016 and 2015 was as follows:

	As of December 31,
	2017	2016	2015
Gain / (Loss)	MCh$	MCh$	MCh$
Foreign currency forwards	(60,164)	38,992	(34,906)
Interest rate swaps	10,446	9,796	2,605
Foreign currency swaps	1,520	(1,896)	(15,468)
Foreign currency call options	1,312	(1,954)	—
Foreign currency put options	(17,106)	(439)	—
Total	(63,992)	44,499	(47,769)